                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street, 16th Floor
                                           New York, New York 10281-1008

Garrett Broadrup
Assistant Vice President &
   Assistant Counsel

November 20, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:      Oppenheimer Senior Floating Rate Fund
                  File Nos. 333-128848; 811-09373
                  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No.22 to the  Registrant's  Registration  Statement on
Form N-2,  which was  filed  electronically  with the  Securities  and  Exchange
Commission on November 16, 2007.

                                                  Sincerely,

                                                  /s/Garrett Broadrup
                                                  ---------------------------
                                                  Garrett Broadrup
                                                  303.768.6127
                                                  gbroadrup@oppenheimerfunds.com

cc:    Allan B. Adams, Esq.
       Gloria LaFond
       Nancy S. Vann